Shareholder Report, Holdings (Details) - C000215718	Apr. 30, 2026
81369Y852 | State Street Communication Services Select Sector SPDR ETF
Holdings [Line Items]
Percent of Net Asset Value	20.60%
464287523 | iShares Semiconductor ETF
Holdings [Line Items]
Percent of Net Asset Value	19.00%
78462F103 | State Street SPDR S&P 500 ETF Trust
Holdings [Line Items]
Percent of Net Asset Value	15.10%
00214Q401 | ARK Next Generation Internet ETF
Holdings [Line Items]
Percent of Net Asset Value	11.20%
92204A108 | Vanguard Consumer Discretionary ETF
Holdings [Line Items]
Percent of Net Asset Value	7.20%
81369Y704 | State Street Industrial Select Sector SPDR ETF
Holdings [Line Items]
Percent of Net Asset Value	4.00%
78464A888 | SPDR S&P Homebuilders ETF
Holdings [Line Items]
Percent of Net Asset Value	2.10%
46138E628 | Invesco KBW Bank ETF
Holdings [Line Items]
Percent of Net Asset Value	2.00%
92204A207 | Vanguard Consumer Staples ETF
Holdings [Line Items]
Percent of Net Asset Value	1.60%
464287838 | iShares U.S. Basic Materials ETF
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Technology007903107
Holdings [Line Items]
Percent of Total Investments	14.90%
Equities00214Q401
Holdings [Line Items]
Percent of Total Investments	85.10%
Communications
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Health Care
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Communication Services
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Materials
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Financials
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Energy
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Technology
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Industrials
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Equity
Holdings [Line Items]
Percent of Net Asset Value	84.70%